Treasury shares (Tables)	12 Months Ended
Dec. 31, 2025
Treasury shares transaction [line items]
Schedule of Treasury Shares

	Number of shares 000s	£ m

At 1 January 2024	2,160	19

Purchase of treasury shares	3,273	33

Release of treasury shares	(4,754)	(45)

At 31 December 2024	679	7

Purchase of treasury shares	5,109	63

Release of treasury shares	(5,063)	(61)

At 31 December 2025	725	9